Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of beginning	$ 169,200	$ 169,200	$ 169,200	$ 676,800	$ 958,800	$ 2,932,800
Change in fair value	(56,400)			(394,800)	(282,000)	(1,974,000)
Fair value as of ending	112,800	169,200	169,200	282,000	676,800	958,800
Warrant [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of beginning	169,200	169,200	169,200	676,800	958,800	2,932,800
Change in fair value	(56,400)			(394,800)	(282,000)	(1,974,000)
Fair value as of ending	$ 112,800	$ 169,200	$ 169,200	$ 282,000	$ 676,800	$ 958,800